Results for the year - Employee costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2025 DKK (kr) employee	Dec. 31, 2024 DKK (kr) employee	Dec. 31, 2023 DKK (kr) employee
Disclosure of attribution of expenses by nature to their function [line items]
Wages and salaries	kr 61,238	kr 52,311	kr 42,867
Share-based payment costs (note 5.1)	1,435	2,289	2,149
Pensions – defined contribution plans	4,763	4,235	3,267
Pensions – defined benefit plans	129	156	126
Other social security contributions	4,140	3,505	3,039
Other employee costs	5,770	4,929	4,066
Total employee costs for the year	77,475	67,425	55,514
Employee costs capitalised as intangible assets and property, plant and equipment	(4,676)	(3,540)	(2,337)
Change in employee costs capitalised as inventories	(994)	(470)	(409)
Total employee costs in the income statement	kr 71,805	kr 63,415	kr 52,768
Number of employees
Average number of full-time employees | employee	76,343	69,480	59,552
Year-end number of full-time employees | employee	68,794	76,302	63,370
Year-end employees (total) | employee	69,505	77,349	64,319
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 24,467	kr 20,074	kr 15,490
Sales and distribution costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	23,757	22,920	20,810
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	16,598	15,923	12,429
Administrative costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	5,154	4,265	3,962
Other operating income and expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 1,829	kr 233	kr 77